LEASES	12 Months Ended
Dec. 31, 2025
Leases1 [Abstract]
LEASES	NOTE 7: LEASES
As a lessee, the Company assesses if a contract is or contains a lease at inception of the contract. A contract is or contains a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for
consideration.
The Company recognizes a right-of-use asset and a lease
liability at the commencement date, except for short-term
leases of twelve months or less and leases for which the
underlying asset is of low value, which are expensed in the
consolidated statement of operations on a straight-line basis over the lease term.
The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement
date, discounted using the interest rate implicit in the lease, or, if not readily determinable, the incremental borrowing rate
specific to the country, term and currency of the contract.
Lease payments can include fixed payments, variable
payments that depend on an index or rate known at the
commencement date, as well as any extension or purchase
options, if the Company is reasonably certain to exercise these options. The lease liability is subsequently measured at
amortized cost using the effective interest method and
remeasured with a corresponding adjustment to the related
right-of-use asset when there is a change in future lease
payments in case of renegotiation, changes of an index or rate or in case of reassessments of options.
The right-of-use asset comprises, at inception, the initial lease liability, any initial direct costs and, when applicable, the obligations to refurbish the asset, less any incentives granted by the lessors. The right-of-use asset is subsequently
depreciated on a straight-line basis to the earlier end of its estimated useful life or the end of the lease term or to the end of the estimated useful life of the underlying asset, if the lease transfers the ownership of the underlying asset to the
Company at the end of the lease term or if the cost of the right-
of-use asset reflects that the lessee will exercise a purchase option. Right-of-use assets are also subject to testing for
impairment if there is an indicator that they may be impaired.
Variable lease payments not included in the measurement of
the lease liabilities are expensed to the consolidated statement of operations in the period in which the events or conditions which trigger those payments occur.
In the statement of financial position, right-of-use assets and lease liabilities are classified, respectively, as part of property, plant and equipment and short-term/long-term debt.
Balances for the Company’s lease activities are summarized as follows:

	As at December 31,
	2025	2024
Lease liabilities	1,181	1,034
Right of-use assets:
Land, buildings and improvements	1,016	869
Machinery, equipment and others	363	371
Total right-of-use assets	1,379	1,240

	Year ended December 31,
	2025	2024
Depreciation and impairment charges:
Land, buildings and improvements	142	150
Machinery, equipment and others	98	77
Total depreciation and impairment charges	240	227

Other lease related expenses:
Interest expense on lease liabilities	60	55
Expenses of short-term leases	158	114
Expenses of leases of low-value assets	98	91
Expenses related to variable lease payments not included in the measurement of lease liabilities	74	70

Additions to right-of-use assets	274	209
Lease payments recorded as reduction of lease liabilities and cash outflow from financing activities	234	224
The Company's lease contracts relate to a variety of assets used in its operational and administrative activities through several units, such as land, buildings, vehicles, industrial machinery, logistic and commercial facilities and power generation facilities. There are no sale and lease back transactions and no restrictions or covenants are imposed by the Company's current effective lease contracts.
The maturity analysis of the lease liabilities as of December 31, 2025 and December 31, 2024, is as follows:

				December 31, 2025
	1 year or less	2-3 years	4-5 years	Greater than 5 years	TOTAL
Lease liabilities (undiscounted)	291	342	232	1,328	2,193

				December 31, 2024
	1 year or less	2-3 years	4-5 years	Greater than 5 years	TOTAL
Lease liabilities (undiscounted)	246	301	199	1,235	1,981
Expenses for variable lease payments relate to rental fees that vary based on the actual level of activities or performance of the underlying leased assets such as a percentage of sales of the Company's goods through certain leased commercial warehouses and fixed rental fees per actual unit of output produced or transported by the leased assets.
An estimation of the future cash outflows to which the Company is potentially exposed in relation to those contracts involving variable lease payments, which are not reflected in the measurement of lease liabilities as of December 31, 2025 and December 31, 2024, is as
follows:

					December 31, 2025
	1 year or less	2-3 years	4-5 years	Greater than 5 years	TOTAL
Potential variable lease payments	70	107	56	22	255

					December 31, 2024
	1 year or less	2-3 years	4-5 years	Greater than 5 years	TOTAL
Potential variable lease payments	60	92	52	36	240
Also, some of the Company's lease contracts have extension and/or termination options as well as residual value guarantees whose amounts are not reflected in the measurement of the lease liabilities as of December 31, 2025 and December 31, 2024. The potential addition/(reduction) in future cash outflows to which the Company is exposed in case such options are exercised or the guarantees required are as shown in the table below:

				December 31, 2025
	1 year or less	2-3 years	4-5 years	Greater than 5 years	TOTAL
Potential extension options	1	3	—	—	4
Potential termination options	—	(1)	—	—	(1)
Potential residual value guarantees	6	9	2	—	17

				December 31, 2024
	1 year or less	2-3 years	4-5 years	Greater than 5 years	TOTAL
Potential extension options	4	10	—	—	14
Potential termination options	—	—	—	(1)	(1)
Potential residual value guarantees	8	9	6	—	23
Undiscounted amounts related to lease contracts not yet commenced and therefore not included in the recognized lease liabilities as of
December 31, 2025 and December 31, 2024, to which the Company is committed are described below:

				December 31, 2025
	1 year or less	2-3 years	4-5 years	Greater than 5 years	TOTAL
Leases not yet commenced	3	3	2	2	10

				December 31, 2024
	1 year or less	2-3 years	4-5 years	Greater than 5 years	TOTAL
Leases not yet commenced	6	13	7	49	75
There were neither income from subleasing right-of-use assets nor gains or losses from sales and leaseback for the years
ended December 31, 2025 and December 31, 2024.